Stockholders' equity - Summary of Changes in Accumulated Other Comprehensive Income by Item Explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	¥ 1,520,257
Transactions with noncontrolling interests shareholders and other	(29,613)	¥ (400,825)
Ending Balance	1,222,332	1,520,257
Changes in equity instruments measured at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	139,622	(8,882)
Other comprehensive income attributable to Sony Group Corporation's stockholders	(106,426)	144,544
Transfer to retained earnings	(5,784)	6,085
Transactions with noncontrolling interests shareholders and other	0	(2,125)
Ending Balance	27,412	139,622
Changes in debt instruments measured at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	1,264,737	985,234
Other comprehensive income attributable to Sony Group Corporation's stockholders	(416,904)	(179,251)
Transfer to retained earnings	0	0
Transactions with noncontrolling interests shareholders and other	0	458,754
Ending Balance	847,833	1,264,737
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	1,299	1,248
Other comprehensive income attributable to Sony Group Corporation's stockholders	4,735	51
Transfer to retained earnings	0	0
Transactions with noncontrolling interests shareholders and other	0	0
Ending Balance	6,034	1,299
Remeasurement of defined benefit pension plans
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	0	0
Other comprehensive income attributable to Sony Group Corporation's stockholders	33,641	11,555
Transfer to retained earnings	(33,641)	(11,555)
Transactions with noncontrolling interests shareholders and other	0	0
Ending Balance	0	0
Exchange differences on translating foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	113,901	0
Other comprehensive income attributable to Sony Group Corporation's stockholders	223,777	113,771
Transfer to retained earnings	0	0
Transactions with noncontrolling interests shareholders and other	0	130
Ending Balance	337,678	113,901
Insurance contract valuation adjustments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(88)	1,973
Other comprehensive income attributable to Sony Group Corporation's stockholders	599	(2,537)
Transfer to retained earnings	0	0
Transactions with noncontrolling interests shareholders and other	0	476
Ending Balance	511	(88)
Share of other comprehensive income of investments accounted for using the equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	786	(97)
Other comprehensive income attributable to Sony Group Corporation's stockholders	2,078	885
Transfer to retained earnings	0	(2)
Transactions with noncontrolling interests shareholders and other	0	0
Ending Balance	2,864	786
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	1,520,257	979,476
Other comprehensive income attributable to Sony Group Corporation's stockholders	(258,500)	89,018
Transfer to retained earnings	(39,425)	(5,472)
Transactions with noncontrolling interests shareholders and other	0	457,235
Ending Balance	¥ 1,222,332	¥ 1,520,257